SHARE CAPITAL AND RESERVES (Details Narrative)				1 Months Ended	12 Months Ended
	Mar. 09, 2022 USD ($) $ / shares shares	Dec. 02, 2021 CAD ($) shares	Oct. 02, 2020 CAD ($) shares	Aug. 20, 2020 CAD ($) shares	Dec. 31, 2020 CAD ($)	Jun. 30, 2022 CAD ($)	Mar. 31, 2022 CAD ($)
Statement [Line Items]
Stock issued to exercise of warrants, shares | shares		6,000,000	2,000,000	3,000,000
Stock issued to exercise of warrants, proceeds		$ 300,000	$ 100,000	$ 150,000
Stock issaunce costs			$ 100
Renounced to shareholder					$ 167,000
Flow-through proceeds outstanding						$ 383,000	$ 383,000
Share Purchase Option
Statement [Line Items]
Stock option granted | shares	34,800
Aggregate common shares acquire | shares	34,800
Share price | $ / shares	$ 0.12
Stock granted term dscription	three to five years
Stock granted to insiders	50.00%
Fair value of warrants	$ 366,912